Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	46.00%	53.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	54.00%	46.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%	1.00%